Intangible Assets - Summary of Future amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 100
2022 2021	397	$ 181
2023 2022	336	158
2024 2023	102	111
2025	102
Thereafter	1,071
Net Balance	$ 2,108	$ 450